Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Total Stock Compensation Expense

	2011	2010	2009
Selling, general and administrative expense	$55,150	$48,900	$41,910
Research and development expense	15,404	14,950	12,750
Cost of sales	5,759	5,736	5,135
Total stock compensation expense	$76,313	$69,586	$59,795

Schedule Of Weighted Average Fair Value Of Stock Options Granted To Employees

	2011	2010	2009
Fair value of options granted	$9.17	$11.79	$12.17

Assumptions:
Expected life (years)	5.5	4.8	4.7
Risk-free interest rate	0.9%	2.2%	2.3%
Volatility	33.9%	31.7%	32.8%
Dividend yield	2.0%	0.0%	0.0%

Summary Of Stock Option Activity

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 1, 2011	33,514	$38.13
Granted	4,510	35.34
Canceled	(1,265)	38.11
Exercised	(7,746)	35.15
Outstanding at December 31, 2011	29,013	$38.51	5.0	$20,705
Vested and expected to vest	27,610	$38.56	4.9	$20,205
Exercisable at December 31, 2011	17,519	$39.58	3.8	$15,097

Summary Of Activity For Restricted Stock Awards And Restricted Stock Units

	Restricted Stock (in thousands)	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2011	845	$41.63
Granted	734	35.27
Vested	(199)	41.90
Canceled	(81)	41.65
Unvested balance at December 31, 2011	1,299	$38.01